UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540
______________________________________________

Global High Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-240

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1.  Schedule of Investments

Global High Income Fund Inc.
Portfolio of investments – January 31, 2007 (unaudited)

	Face
	amount		Value

International Bonds — 89.65%
Argentina — 15.08%
Banco de Galicia y Buenos Aires[1]
6.000%, due 01/01/14		$8,810,000	$8,325,450
11.000%, due 01/01/19		811,785	898,037
Republic of Argentina
2.000%, due 03/15/24[2]	ARS	4,300,000	1,241,915
3.000%, due 04/30/13[2]		$2,820,000	2,185,500
5.590%, due 08/03/12[2]		22,542,000	16,049,904
11.000%, due 12/04/05[3]		1,000,000	350,000
11.000%, due 10/09/06[3]		4,500,000	1,552,500
11.375%, due 03/15/10[3]		800,000	264,000
11.375%, due 01/30/17[3]		800,000	272,000
12.250%, due 06/19/18[3]		2,850,000	961,875
Republic of Argentina, DISC[2]
5.830%, due 12/31/33	ARS	15,159,571	7,446,849
Republic of Argentina, NGB[2]
2.000%, due 02/04/18		14,200,000	7,031,228
YPF S.A.
10.000%, due 11/02/28		$1,800,000	2,340,000

			48,919,258

Brazil — 5.14%
Federal Republic of Brazil
7.875%, due 03/07/15		$2,140,000	2,375,400
Federal Republic of Brazil, EXIT Bond
6.000%, due 09/15/13		2,916,667	2,916,667
Republic of Brazil
6.000%, due 01/17/17		5,840,000	5,699,840
6.000%, due 05/15/45	BRL	7,200,000	4,626,773
Union National FIDC Trust, 144A2
0.000%, due 12/01/08		2,141,490	1,056,088

			16,674,768

Colombia — 3.04%
Republic of Colombia
7.175%, due 11/16/15[2]		$1,500,000	1,575,000
7.375%, due 01/27/17		4,510,000	4,812,170
11.750%, due 02/25/20		2,405,000	3,466,807

			9,853,977

Dominican Republic — 2.57%
Republic of Dominica
9.040%, due 01/23/18		$1,021,934	1,171,648
9.500%, due 09/27/11		6,724,314	7,178,205

			8,349,853

Ecuador — 2.04%
Republic of Ecuador[1]
10.000%, due 08/15/30		$8,475,000	6,610,500

Egypt — 3.20%
Egypt Government Bond
8.500%, due 02/14/08	EGP	22,000,000	3,956,679
Republic of Egypt Credit-Linked Note
8.500%, due 02/14/08		$6,284,568	6,437,283

			10,393,962

El Salvador — 1.97%
Republic of El Salvador
7.750%, due 01/24/23		$3,490,000	3,978,600
8.250%, due 04/10/32		2,040,000	2,427,600

			6,406,200

Global High Income Fund Inc.
Portfolio of investments – January 31, 2007 (unaudited)

	Face
	amount		Value

Indonesia — 4.94%
IndoCoal Exports Cayman Ltd.[2]
10.320%, due 09/28/12		$7,100,000	$7,117,750
Indonesia Government Credit-Linked Note
11.000%, due 10/15/14	IDR	4,000,000,000	467,692
Indonesia Treasury Bond
12.500%, due 03/15/13		12,250,000,000	1,521,154
Majapahit Holding BV
7.250%, due 10/17/11		$3,400,000	3,475,606
Republic of Indonesia
8.500%, due 10/12/35		1,600,000	1,956,000
Republic of Indonesia, 144A
8.500%, due 10/12/35		1,210,000	1,479,225

			16,017,427

Kazakhstan — 2.93%
CenterCredit International BV
8.250%, due 09/30/11	KZT	560,000,000	4,441,800
Kazkommerts International BV, 144A
8.000%, due 11/03/15		$600,000	609,000
TuranAlem Finance BV
7.875%, due 06/02/10		1,180,000	1,215,400
8.500%, due 02/10/15		2,010,000	2,050,200
TuranAlem Finance BV, 144A
7.750%, due 04/25/13		1,180,000	1,180,000

			9,496,400

Lebanon — 1.93%
Republic of Lebanon
4.000%, due 12/31/17		$3,600,000	2,871,000
8.250%, due 04/12/21		650,000	635,375
8.500%, due 01/19/16		1,900,000	1,923,750
11.625%, due 05/11/16[4]		700,000	829,500

			6,259,625

Malaysia — 4.30%
Johor Corp.
1.000%, due 07/31/12	MYR	43,970,000	13,942,780

Mexico — 2.50%
Hipotecaria Su Casita S.A., 144A
8.500%, due 10/04/16		$3,600,000	3,780,000
PEMEX Finance Ltd.
8.020%, due 05/15/07		136,667	136,425
PEMEX Project Funding Master Trust
8.625%, due 02/01/22		3,250,000	3,956,875
United Mexican States
8.300%, due 08/15/31		200,000	251,100

			8,124,400

Pakistan — 1.58%
Islamic Republic of Pakistan
6.750%, due 02/19/09		$3,600,000	3,645,000
7.875%, due 03/31/36		1,390,000	1,487,300

			5,132,300

Panama — 0.39%
Republic of Panama
7.250%, due 03/15/15		$1,180,000	1,262,600

Philippines — 2.51%
National Power Corp.
8.400%, due 12/15/16		$3,100,000	3,456,500
9.625%, due 05/15/28		1,160,000	1,441,300
Republic of Philippines
8.375%, due 02/15/11		3,000,000	3,258,600

			8,156,400

Global High Income Fund Inc.
Portfolio of investments – January 31, 2007 (unaudited)

	Face
	amount		Value

Poland — 1.50%
Poland Government Bond
6.000%, due 11/24/10	PLN	14,000,000	$4,864,694

Russia — 6.66%
Dali Capital (Bank of Moscow)
7.250%, due 11/25/09	RUB	75,800,000	2,889,228
Russian Federation
5.000%, due 03/31/30[1]		$5,000,000	5,550,000
8.250%, due 03/31/10		5,288,972	5,500,531
12.750%, due 06/24/28		1,420,000	2,538,250
Russian Federation, 144A
5.000%, due 03/31/30		2,353,589	2,612,484
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07	RUB	66,000,000	2,518,180

			21,608,673

Serbia — 2.74%
Republic of Serbia[1]
3.750%, due 11/01/24		$9,500,000	8,906,250

South Africa — 0.83%
Republic of South Africa
6.500%, due 06/02/14		$2,000,000	2,092,500
7.375%, due 04/25/12		560,000	601,300

			2,693,800

Turkey — 15.74%
Republic of Turkey
7.000%, due 09/26/16		$11,240,000	11,369,260
7.250%, due 03/15/15		1,930,000	1,990,313
9.000%, due 06/30/11		1,760,000	1,949,200
9.500%, due 01/15/14		460,000	533,600
11.500%, due 01/23/12		1,120,000	1,364,160
Republic of Turkey Credit-Linked Note
14.000%, due 01/20/11[5]		5,000,000	5,487,800
14.000%, due 01/19/11		2,884,424	2,529,640
15.000%, due 02/10/10	TRY	1,000,000	698,542
15.000%, due 02/11/10[6]		$6,250,000	6,925,813
Republic of Turkey Credit-Linked Note, 144A6
15.000%, due 02/11/10		2,500,000	2,096,325
Turkey Government Bond[6]
19.240%, due 08/13/08	TRY	30,000,000	16,093,139

			51,037,792

Uruguay — 1.89%
Republic of Uruguay
6.875%, due 01/19/16	EUR	4,330,000	6,123,200

Venezuela — 4.27%
Republic of Venezuela
5.375%, due 08/07/10		$3,180,000	3,063,930
5.750%, due 02/26/16		9,480,000	8,650,500
7.000%, due 12/01/18		2,150,000	2,128,500

			13,842,930

Vietnam — 1.90%
Socialist Republic of Vietnam
6.875%, due 01/15/16		$800,000	852,000
Socialist Republic of Vietnam, 144A7
6.875%, due 01/15/16		5,000,000	5,325,000

			6,177,000

Total international bonds (cost $280,135,382)			290,854,789

Global High Income Fund Inc.
Portfolio of investments – January 31, 2007 (unaudited)

		Number of
		rights	Value

Rights[8] — 0.01% Mexico — 0.01%
United Mexican States Value Recovery Rights,
Series E, expiration date 06/30/07 (cost $0)		1,885,000	$24,882

		Number of
		warrants

Warrants[9] — 0.35% Argentina — 0.35%
Republic of Argentina, expires 12/15/35
(cost $821,134)		29,648,103	1,131,573

		Face
		amount

Short-term investments – 6.12% Egypt — 0.99%
Egypt Sovereign Certificate of Deposit[6]
9.494%, due 08/01/07	EGP	19,000,000	3,201,352

		Shares

Other[10,11] — 5.13%
UBS Supplementary Trust – U.S. Cash Management Prime Fund, yield of 5.361%		16,655,982	16,655,982

Total short-term investments (cost $19,827,646)			19,857,334

		Number of
		contracts

Options purchased[5,12] — 0.15%
Call options – 0.08%
5 Year US treasury note futures, strike at USD 104.50, expires May 2007		404	265,125

Put options — 0.07%
5 Year US treasury note futures, strike at USD 104.50, expires May 2007		404	220,938

Total options purchased (cost $513,575)			486,063

		Shares

Investment of cash collateral for securities loaned[13] — 1.36%
UBS Private Money Market Fund LLC (cost $4,408,231)		4,408,231	4,408,231

Total investments[14] (cost $305,705,968) – 97.64%			316,762,872
Cash and other assets, less liabilities – 2.36%			7,671,227

Net assets –100.00%			$324,434,099

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $305,705,968; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,770,743
Gross unrealized depreciation	(2,713,839)

Net unrealized appreciation	$11,056,904

Note:	The Portfolio of investments is listed by the issuer’s country of origin.
1	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2007. Maturity date disclosed is the ultimate maturity date.
2	Floating rate securities - the interest rates shown are the current rates as of January 31, 2007.
3	Bond interest in default.
4	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At January 31, 2007, the value of this security amounted to $829,500 or 0.26% of net assets.
5	Non-income producing security.
6	Reflects annualized yield at January 31, 2007 on zero coupon bonds.
7	Security, or portion thereof, was on loan at January 31, 2007.
8	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
9	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
10	Security is issued by a fund that is advised by the same advisor as the Fund. The Advisor does not earn a management fee from the Trust.
11	Rate shown reflects yield at January 31, 2007.
12	These securities were delivered to futures contracts merchant to cover margin requirements for future contracts.
13	Investment in affiliated issuer. The Advisor does earn a management fee from UBS Private Money Market Fund.
14	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in US dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of these securities amounted to $20,656,302 or 6.37% of net assets.
ARS	Argentina Peso
BRL	Brazilian Real
DISC	Discount Bond
EGP	Egyptian Pound
EUR	Euro
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
NGB	National Guaranteed Bond
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira
USD	United States Dollar

Industry diversification
As a percentage of net assets
As of January 31, 2007 (unaudited)

International bonds:
International corporate bonds:
Capital markets	0.04%
Commercial banks	5.18
Diversified financial services	4.82
Electric utilities	1.51
Oil & gas	4.13

Total international corporate bonds	15.68
Foreign government bonds	73.97

Total international bonds	89.65
Rights	0.01
Warrants	0.35
Short-term investments	6.12
Options purchased	0.15
Investment of cash collateral for securities loaned	1.36

Total investments	97.64
Cash and other assets, less liabilities	2.36

Net assets	100.00%

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of January 31, 2007:

					Unrealized
	Contracts to	In		Maturity	appreciation/
	deliver	exchange for		dates	(depreciation)

Euro	28,940,000	USD	37,494,664	04/24/07	$ (355,094)
New Turkish Lira	5,418,347	USD	3,241,026	04/27/07	(499,748)
New Turkish Lira	1,650,000	USD	1,122,449	04/26/07	(17,080)
Ukraine Hryvnia	8,270,000	USD	1,463,717	05/18/09	(81,067)
United States Dollar	3,153,863	INR	140,000,000	04/26/07	(14,002)
United States Dollar	3,528,719	TRY	5,418,347	04/27/07	212,055
United States Dollar	1,490,090	UAH	8,270,000	05/18/09	54,694
United States Dollar	6,225,789	ZAR	45,000,000	04/26/07	(49,164)

Total net unrealized depreciation on forward foreign currency contracts					$ (749,406)

Currency type abbreviations:
INR	Indian Rupee
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of January 31, 2007:

				Unrealized
	Expiration	Cost/	Current	appreciation/
	date	proceeds	value	(depreciation)

US treasury futures buy contract:
30 Year US treasury bond, 280 contracts	March 2007	$31,835,737	$30,835,000	$(1,000,737)

US treasury futures sale contract:
5 Year US treasury note, 420 contracts	March 2007	44,514,356	43,903,125	611,231

Total net unrealized depreciation on futures contracts				$(389,506)

The segregated aggregate market value of investments to cover margin requirements for open future positions at January 31, 2007 was $486,063.

1) Transactions with related entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at January 31, 2007 and for the period ended are summarized as follows:

		Sale	Interest		% of net
Fund	Purchases	proceeds	income	Value	assets

UBS Supplementary Trust—Cash Management Prime Fund	$100,396,923	$116,181,573	$193,165	$16,655,982	5.13%

The Fund also invests in shares of UBS Private Money Market Fund LLC (“Private Money Market Fund”). Private Money Market Fund is a money market fund managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. The Fund invests in Private Money Market Fund as a short term investment of cash collateral from securities loaned. Amounts relating to those investments at January 31, 2007 and for the period ended are summarized as follows:

Fund	Purchases	Sale proceeds	Security lending income	Value	% of net assets
UBS Private Money Market Fund LLC	$4,428,231	$20,000	$98	$4,408,231	1.36%

2) Swap agreements

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At January 31, 2007, the Fund had outstanding total return swap contracts with the following terms:

					Payments
Notional		Termination	Payments made		received		Unrealized
amount		dates	by the Fund		by the Fund		appreciation

USD	4,480,000	07/27/07	5.27375%	*	11.75%	†	$127,445
EUR	4,110,000	07/27/07	2.06975%	**	11.00%	††	861,540
RUB	34,500,000	10/09/07	$1,396,580	^	7.58%	#	92,415

							$1,081,400

*	Rate based on 6 month LIBOR (USD - BBA)
**	Rate based on 12 month LIBOR (EUR - BBA) plus 29 basis points.

†	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/11.
††	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/12.
^	Payment made on 09/27/05 to fully fund the swap.
#	Rate is equal to the total return on the OAO Gazprom 7.580% bond, due 10/09/07.
BBA	British Banking Association

Currency type abbreviations:
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund makes periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. Credit default swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risk than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At January 31, 2007, the Fund had outstanding credit default swap contracts with the following terms:

				Payments
Notional		Termination	Payments made	received		Unrealized
amount		dates	by the Fund	by the Fund		appreciation

DOP	186,200,000	11/13/07	$4,897,869 †††	0.00	††††	$181,230
KZT	448,000,000	02/05/08	8.25%	0.00	%***	127,852
USD	1,500,000	12/20/11	5.00	0.00	****	—
USD	3,190,000	06/20/16	3.06	0.00	##	137,973
USD	2,400,000	09/20/16	1.90	0.00	###	157,920

						$604,975

†††	Fixed payment of $4,897,869 made on 11/10/2006 (the “Effective Date”). Fixed rate is 0.00%.
††††	Payment from the counterparty will be received upon the occurrence of a risk event with respect to the Certifcados de Inversion cero Cupon (the “Reference Asset”).
***	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JSC Alliance Bank bond 9.000% due 2008.
****	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the NJSC Naftogaz Ukraine bond 8.125% due 09/30/09.
##	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Turkey bond 11.875% due 01/15/30.
###	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Peru bond 8.750% due 11/21/33.

Currency type abbreviations:
DOP	Dominican Peso
KZT	Kazakhstan Tenge
USD	United States Dollar

3) Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the three months ended January 31, 2007, UBS Securities LLC earned $33 in compensation as the Fund’s lending agent. At January 31, 2007, the Fund owed UBS Securities LLC $33 in compensation as the Fund’s lending agent. The value of loaned security and related collateral outstanding at January 31, 2007, were as follows:

Market value of security loaned	Collateral received for security loaned	Market value of investments of cash collateral received
$4,260,000	$4,408,231	$4,408,231

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2006.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 2, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 2, 2007